                                                    ----------------------------
                                                             OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:        3235-0006
                      UNITED STATES                 Expires:   February 28, 1997
           SECURITIES AND EXCHANGE COMMISSION       Estimated average burden
                 WASHINGTON, D.C. 20549             hours per response.... 24.60
                                                    ----------------------------
                                                             SEC USE ONLY
                        FORM 13F                    ----------------------------

                                                    ----------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended September 30, 2002.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: / /

CATALYST INVESTMENT MANAGEMENT CO., LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

909 MONTGOMERY STREET, SUITE 600           SAN FRANCISCO       CA         94133
--------------------------------------------------------------------------------
Business Address       (Street)              (City)          (State)       (Zip)


PAUL W. JONES                 415-677-1520        MANAGER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


------------------------------ATTENTION-----------------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Francisco and State of California on the 29th day of October, 2002.


                                       CATALYST INVESTMENT MANAGEMENT CO., LLC
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                              /s/ Paul Jones
                                      ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                                 13F File No.:   Name:                                 13F File No.:
------------------------------------  -------------   ------------------------------------  -------------
1.                                                    6.
------------------------------------  -------------   ------------------------------------  -------------
2.                                                    7.
------------------------------------  -------------   ------------------------------------  -------------
3.                                                    8.
------------------------------------  -------------   ------------------------------------  -------------
4.                                                    9.
------------------------------------  -------------   ------------------------------------  -------------
5.                                                    10.
------------------------------------  -------------   ------------------------------------  -------------

                                                                 SEC 1685 (5/91)
               Copyright (C) 1992. NRS Systems, Inc. (Portions of Software Only)

Conifer Securities, LLC
FORM 13F
CIMCO
30-Sep-02

                                                                                                     Voting
                                                                                                     Authority
                                                                                                     ---------------
                                Title of               Value   Shares/  Sh/  Put/          Invstmt   Other
Name of Issuer                   class    CUSIP      (x$1000)  Prn Amt  Prn  Call          Dscretn   Managers   Sole   Shared   None
--------------                  --------  ---------  --------  -------  ---  ----          -------   --------   ----   ------   ----
ADMIRALTY BANCORP INC CL B      COM       007231103     372     14500   SH                 Defined                      14500
AGERE SYSTEMS INC 'A'           COM       00845V100      53     47800   SH                 Defined                      47800
AGERE SYSTEMS INC 'B'           COM       00845V209      38     38500   SH                 Defined                      38500
ALBERTO CULVER CO CL A          COM       013068200    1199     26001   SH                 Defined                      26001
ALLMERICA FINANCIAL CORP        COM       019754100     504     42000   SH                 Defined                      42000
AMERICAN FINANCIAL HOLDINGS IN  COM       026075101     567     18658   SH                 Defined                      18658
AMERICAN WATER WORKS INC        COM       030411102    1756     39315   SH                 Defined                      39315
APPLE COMPUTER                  COM       037833100    1450    100000   SH                 Defined                     100000
AT&T CANADA INC                 COM                     243      7585   SH                 Defined                       7585
AT&T CORP WIRELESS GROUP        COM       001957406    1030    250000   SH                 Defined                     250000
BARNES & NOBLE                  COM       067774109    2022     95537   SH                 Defined                      95537
BAXTER INTL INC CONTINGENT PAY  COM       071813109       0     25000   SH                 Defined                      25000
BAY VIEW CAPITAL CORP           COM       07262L101    3387    597318   SH                 Defined                     597318
BELLSOUTH CORP                  COM       079860102     918     50000   SH                 Defined                      50000
BEST BUY CO                     COM       086516101    3346    150000   SH                 Defined                     150000
BJS WHOLESALE CLUB INC.         COM       05548J106    1521     80000   SH                 Defined                      80000
BOISE CASCADE CORPORATION       COM       097383103    1601     70200   SH                 Defined                      70200
CASUAL MALE RETAIL GROUP        COM       148711104     589    145758   SH                 Defined                     145758
CENTRUY TEL ENTRPS INC          COM       156686107    1122     50000   SH                 Defined                      50000
CHARTER COMMUNICATIONS          COM       16117M107     652    350805   SH                 Defined                     350805
CHEMFIRST INC                   COM       16361A106    1828     63573   SH                 Defined                      63573
CHEVRONTEXACO CORP.             COM       166764100    3809     55000   SH                 Defined                      55000
CITIGROUP INC.                  COM       172967101     489     16500   SH                 Defined                      16500
CLARUS CORPORATION              COM                     189     37100   SH                 Defined                      37100
COLLINS & AIKMAN CORP NEW       COM       194830204    1145    319053   SH                 Defined                     319053
COLUMBIA BANKING SYSTEMS INC.   COM       197236102     454     41031   SH                 Defined                      41031
DATUM INC                       COM       238208102     120     16400   SH                 Defined                      16400
DOLE FOOD CO INC                COM       256605106     290     10000   SH                 Defined                      10000
DOMINION RESOURCES              COM       25746U109    3805     75000   SH                 Defined                      75000
DONNELLY CORP                   COM       257870105     775     29912   SH                 Defined                      29912
DREYERS GRAND ICE CREAM INC     COM       261878102    4887     69957   SH                 Defined                      69957
ELECTRONIC DATA SYS CORP        COM       285661104    1398    100000   SH                 Defined                     100000
EMCOR GROUP INC.                COM       29084Q100    2530     50900   SH                 Defined                      50900
EQUITABLE RESOURCES INC         COM       294549100    1134     32809   SH                 Defined                      32809
FAIRCHILD SEMICONDUCTOR INTL C  COM                     473     50000   SH                 Defined                      50000
FINGER LAKES BANCORP INC        COM       31787C107     439     22230   SH                 Defined                      22230
FLUOR CORP                      COM       343861100     415     17000   SH                 Defined                      17000
FPL GROUP INC                   COM       302571104    2690     50000   SH                 Defined                      50000
GENERAL ELECTRIC                COM       369604103    1849     75000   SH                 Defined                      75000
GENERAL MOTORS CLASS H          COM       370442832     164     17908   SH                 Defined                      17908
GLOBALSANTAFE CORP.             COM       G3930E101    1676     75000   SH                 Defined                      75000
GUCCI GROUP NV                  COM       401566104    3594     42583   SH                 Defined                      42583
HEALTHSOUTH CORP                COM       421924101     838    202000   SH                 Defined                     202000
HELMERICH & PAYNE               COM       423452101    1532     44750   SH                 Defined                      44750
HERCULES INC.                   COM       427056106    1356    147208   SH                 Defined                     147208
HISPANIC BROADCASTING CORP      COM       43357B104    1068     57252   SH                 Defined                      57252
HOLLYWOOD CASINO CORP           COM       436132203     659     54561   SH                 Defined                      54561
HONEYWELL                       COM       438506107    1624     75000   SH                 Defined                      75000
INTEGRATED CIRCUIT SYS INC      COM       45811K109     157     10000   SH                 Defined                      10000
INTL SPECIALTY PRODUCTS         COM       460337108     148     15300   SH                 Defined                      15300
KERR MCGEE CORP                 COM       492386107    2172     50000   SH                 Defined                      50000
KINDER MORGAN INC               COM       49455p101    3545    100000   SH                 Defined                     100000
KINDER MORGAN MGMT LLC          COM       49455U100    1065     35800   SH                 Defined                      35800
LIBERTY MEDIA CORP 'A'          COM       530718105     718    100000   SH                 Defined                     100000
NAT'L SEMICONDUCTOR             COM       637640103     895     75000   SH                 Defined                      75000
NCS HEALTHCARE INC              COM       628874109      87     37924   SH                 Defined                      37924
NEWS CORP                       COM       652487703     434     22562   SH                 Defined                      22562
NEWSCORP PFD                    COM       652487802     563     33944   SH                 Defined                      33944
NEXTWAVE TELECOM                COM       65332M103     151    107814   SH                 Defined                     107814
NOBEL LEARNING COMMUNITIES      COM       654889104      91     12689   SH                 Defined                      12689
PACKAGING DYNAMICS CORP         COM       695160101     112     19883   SH                 Defined                      19883
PHARMACIA CORP                  COM       71713U102    5941    152791   SH                 Defined                     152791
PIONEER NATIONAL RESOURCES      COM       723787107    3031    125000   SH                 Defined                     125000
PRICE COMMUNICATIONS            COM       741437305     266     23570   SH                 Defined                      23570
READER'S DIGEST                 COM       755267101     554     35422   SH                 Defined                      35422
RELIANT ENERGY INC              COM       75952j108    3979    397500   SH                 Defined                     397500
SBC COMMUNICATIONS INC.         COM       78387G103    1005     50000   SH                 Defined                      50000
SEARS,ROEBUCK AND CO.           COM       812387108    1950     50000   SH                 Defined                      50000
SOFTWARE AG SYSTEMS ESCROW SHA  COM                       0    102852   SH                 Defined                     102852
SPECTRIAN CORP                  COM       847608106      45     15199   SH                 Defined                      15199
TEMPLE INLAND INC               COM       879868107     579     15000   SH                 Defined                      15000
TICKETMASTER ONLINE CTY SRCH    COM       88633P203     452     29622   SH                 Defined                      29622
TRW INC                         COM       872649108    1841     31435   SH                 Defined                      31435
ULTRA PETROLEUM CORP            COM       903191409    1372    164300   SH                 Defined                     164300
UNIT CORP                       COM       909218109    1155     60300   SH                 Defined                      60300
UNITED INDL CORP                COM       910671106     987     48999   SH                 Defined                      48999
URS CORP NEW                    COM       903236107    1473     88900   SH                 Defined                      88900
USAI NETWORKS INC               COM       902984103    2021    104280   SH                 Defined                     104280
VERIZON COMMUNICATIONS          COM       92343V104    1372     50000   SH                 Defined                      50000
VIANT                           COM                     395    246639   SH                 Defined                     246639
WILLBROS GROUP                  COM       969199108    3198    308100   SH                 Defined                     308100
XTO ENERGY INC.                 COM       98385X106    1255     60900   SH                 Defined                      60900